Schedule of Financial Instruments (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 03, 2023	Dec. 31, 2022
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cash	$ 1,916,300	$ 2,731,979	$ 6,414,587
Accounts receivable	2,581,435	2,394,542	2,530,058
Accounts payable and other accrued liabilities	6,484,796	6,613,793	6,985,617
Convertible debentures	10,588,716	9,976,000	8,937,666
Notes payable	11,721,042	10,584,037	8,884,513	$ 7,000,000	$ 548,947
Derivative liabilities	7,981,771	9,007,907	1,094,316
Lease liabilities	1,857,231	2,585,479	2,558,274
Amortized Cost [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cash
Accounts receivable	2,581,435	2,394,542	2,530,058
Accounts payable and other accrued liabilities	6,484,796	6,613,793	6,985,617
Convertible debentures	10,588,716
Notes payable	11,721,042	10,584,037	8,884,513
Derivative liabilities
Lease liabilities	1,857,231	2,585,479	2,558,274
Fair Value [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Cash	1,916,300	2,731,979	6,414,587
Accounts receivable
Accounts payable and other accrued liabilities
Convertible debentures		9,976,000	8,937,666
Notes payable
Derivative liabilities	7,981,771	9,007,907	1,094,316
Lease liabilities